CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,138,008	$ 492,422	¥ 5,727,029
Restricted cash			6,363
Accounts receivable	355,837	55,839	419,317
Inventories, net	695,761	109,180	616,808
Prepayments and other current assets	366,191	57,463	304,641
Amounts due from related parties	60	9	14,370
Total current assets	4,555,857	714,913	7,088,528
Non-current assets
Investments	350,380	54,982	34,862
Property and equipment, net	245,314	38,495	285,297
Goodwill	869,421	136,431	20,596
Intangible assets, net	745,851	117,040	189,090
Deferred tax assets	2,000	314	597
Right-of-use assets, net	422,966	66,373	536,710
Other non-current assets	80,220	12,588	152,058
Total non-current assets	2,716,152	426,223	1,219,210
Total assets	7,272,009	1,141,136	8,307,738
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB 6,892 and RMB 11,765 as of December 31, 2020 and 2021, respectively)	240,815	37,789	466,705
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB 6,156 and RMB 14,262 as of December 31, 2020 and 2021, respectively)	20,680	3,245	6,228
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB 42,874 and RMB 18,727 as of December 31, 2020 and 2021, respectively)	370,531	58,142	411,944
Amounts due to related parties	13,967	2,192	11,814
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB 929 and RMB 1,005 as of December 31, 2020 and 2021, respectively)	16,747	2,628	18,686
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of nil and RMB 74 as of December 31, 2020 and 2021, respectively)	214,843	33,714	215,300
Total current liabilities	877,583	137,710	1,130,677
Non-current liabilities
Deferred tax liabilities	124,450	19,529	1,557
Deferred income	56,180	8,816
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Group of nil and RMB 78 as of December 31, 2020 and 2021, respectively)	206,303	32,373	311,910
Total non-current liabilities	386,933	60,718	313,467
Total liabilities	1,264,516	198,428	1,444,144
Commitments and contingencies
Redeemable non-controlling interests	338,587	53,132
Shareholders’ equity (deficit)
Ordinary shares	173	27	173
Treasury shares	(22,330)	(3,504)	(12)
Additional paid-in capital	11,697,942	1,835,662	11,165,697
Statutory reserves	21,352	3,351	20,051
Accumulated deficit	(5,782,169)	(907,348)	(4,240,134)
Accumulated other comprehensive loss	(255,780)	(40,137)	(97,265)
Total Yatsen Holding Limited shareholders' equity	5,659,188	888,051	6,848,510
Non-controlling interests	9,718	1,525	15,084
Total shareholders' equity	5,668,906	889,576	6,863,594
Total liabilities, redeemable non-controlling interests and shareholders' equity	¥ 7,272,009	$ 1,141,136	¥ 8,307,738